Offerings	Jun. 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Offering Note	Omitted in accordance with Form S-3 General Instruction II.E. An indeterminate amount of common stock, preferred stock, debt securities, warrants and units is being registered as may on one or more occasions be issued at indeterminate prices. Includes such indeterminate amounts of securities as may be issued upon exercise, conversion or exchange of other securities or in connection with anti-dilution adjustments with respect to other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering Note	Omitted in accordance with Form S-3 General Instruction II.E. An indeterminate amount of common stock, preferred stock, debt securities, warrants and units is being registered as may on one or more occasions be issued at indeterminate prices. Includes such indeterminate amounts of securities as may be issued upon exercise, conversion or exchange of other securities or in connection with anti-dilution adjustments with respect to other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	Omitted in accordance with Form S-3 General Instruction II.E. An indeterminate amount of common stock, preferred stock, debt securities, warrants and units is being registered as may on one or more occasions be issued at indeterminate prices. Includes such indeterminate amounts of securities as may be issued upon exercise, conversion or exchange of other securities or in connection with anti-dilution adjustments with respect to other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	Omitted in accordance with Form S-3 General Instruction II.E. An indeterminate amount of common stock, preferred stock, debt securities, warrants and units is being registered as may on one or more occasions be issued at indeterminate prices. Includes such indeterminate amounts of securities as may be issued upon exercise, conversion or exchange of other securities or in connection with anti-dilution adjustments with respect to other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a "pay as you go" basis. The warrants covered by this registration statement may be debt warrants, preferred stock warrants or common stock warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	Omitted in accordance with Form S-3 General Instruction II.E. An indeterminate amount of common stock, preferred stock, debt securities, warrants and units is being registered as may on one or more occasions be issued at indeterminate prices. Includes such indeterminate amounts of securities as may be issued upon exercise, conversion or exchange of other securities or in connection with anti-dilution adjustments with respect to other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a "pay as you go" basis. Each unit will consist of one or more warrants, debt securities, shares of common or preferred stock or any combination of such securities.